SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2010
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 14 – SUBSEQUENT EVENTS

From January 12 to February 4, 2011, we sold 20,075 Units at a subscription price of $20.00 per Unit for net proceeds of $401,500 in our Unit Private Placement.  Each Unit consists of two shares of common stock and a two-year warrant to purchase one share of common stock at an exercise price of $20.00 per share.  A total of 40,150 shares of common stock and two-year warrants to purchase 20,075 shares of common stock at an exercise price of $20.00 were issued.  Included in these amounts are 6,650 shares of our common stock and 3,325 warrants issued upon the conversion of accounts payable by R. Gale Sellers, our former Chief Executive Officer and a former member of our board of directors.

On February 8, 2011, we completed a private placement to eight institutional accredited investors of 245,560 shares of our common stock, at a purchase price of $9.00 per share, for gross proceeds of $2,210,000.  As part of the private placement, the investors were issued five-year warrants to purchase 245,560 shares of our common stock, at an initial exercise price of $12.00 per share.

For each of the warrants, the holder will be able to exercise the warrant on a so-called cashless basis at any time following the one-year anniversary of the closing of the private placement that a registration statement covering the shares of our common stock underlying such warrants is not effective.

The net proceeds from the private placement, following the payment of offering-related expenses, will be used by us for our capital expenditure requirements and for working capital and other general corporate purposes.  At the closing of the private placement, we paid Rodman & Renshaw LLC, the placement agent for the private placement, cash compensation of 7% of the gross proceeds of the private placement and a five-year warrant to purchase up to 17,190 shares of our common stock, at an initial exercise price of $12.00 per share.

We have agreed, pursuant to the terms of a registration rights agreement with the investors, to (i) file a shelf registration statement with respect to the resale of the shares of our common stock sold to the investors and shares of our common stock issuable upon exercise of the warrants with the SEC on or before April 10, 2011; (ii) use our best efforts to have the shelf registration statement declared effective by the SEC as soon as possible after the initial filing, and in any event no later than 90 days after the closing date (or 150 days in the event of a review of the shelf registration statement by the SEC), and (iii) keep the shelf registration statement effective until all registrable securities may be sold under Rule 144 under the Securities Act of 1933.  If we are unable to comply with any of the above covenants, we will be required to pay liquidated damages to the investors in the amount of 1.5% of the investors’ purchase price per month during such non-compliance (capped at a maximum of 10% of the purchase price), with such liquidated damages payable in cash.

The investors agreed, pursuant to the securities purchase agreement, not to engage in any short sales (as defined in the agreement) until the earlier of the effective date of the shelf registration statement referred to above or the date when the shares of our common stock sold to the investors and shares of our common stock issuable upon exercise of the warrants are eligible for sale under Rule 144 under the Securities Act of 1933.  We also granted the investors the right to participate in future equity financing transactions within the 12 months following the closing of the private placement and agreed to certain restrictions on our ability to sell our equity securities until 60 days after the effective date of the shelf registration statement.

On March 14, 2011, our Board of Directors increased the number of shares of our common stock were authorized for issuance under the 2007 Stock Incentive Plan from 500,000 to 1,000,000 and issued ten-year options to purchase a total of 31,250 shares of our common stock at an exercise price of $10.40 per share based on the closing market price as of that date.

On March 17, 2011, we issued 5,000 shares of common stock from the 2007 Stock Incentive Plan with a fair value of $51,000 based on the closing market price as of that date of $10.20 per share pursuant to the settlement of a dispute with a former consultant and employee to the Company.